Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Business segment information
Sales	$ 74,774	$ 68,606	$ 47,049	$ 143,380		$ 90,786
Excise taxes	(4,329)	(4,656)	(5,416)	(8,985)		(10,520)
Revenues from sales	70,445	63,950	41,633	134,395		80,266
Purchases, net of inventory variation	(45,443)	(39,648)	(26,719)	(85,091)		(50,117)
Other operating expenses	(8,041)	(7,623)	(6,717)	(15,664)		(13,597)
Exploration costs	(117)	(861)	(123)	(978)		(290)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,102)	(3,679)	(3,121)	(6,781)		(6,446)
Other income	429	143	223	572		581
Other expense	(1,305)	(2,290)	(298)	(3,595)		(957)
Financial interest on debt	(572)	(462)	(501)	(1,034)		(967)
Financial income and expense from cash & cash equivalents	245	214	77	459		172
Cost of net debt	(327)	(248)	(424)	(575)		(795)
Other financial income	231	203	265	434		374
Other financial expense	(136)	(135)	(131)	(271)		(261)
Net income (loss) from equity affiliates	(1,546)	43	(680)	(1,503)		201
Income taxes	(5,284)	(4,804)	(1,609)	(10,088)		(3,248)
Consolidated net income	5,804	5,051	2,299	10,855	$ 10,655	5,711
TotalEnergies share	5,692	4,944	2,206	10,636		5,550
Non-controlling interests	112	$ 107	93	219		161
ADJUSTED
Business segment information
Sales	74,789		47,058	143,383		90,830
Excise taxes	(4,329)		(5,416)	(8,985)		(10,520)
Revenues from sales	70,460		41,642	134,398		80,310
Purchases, net of inventory variation	(46,023)		(27,108)	(86,785)		(51,397)
Other operating expenses	(7,620)		(6,708)	(15,029)		(13,576)
Exploration costs	(117)		(123)	(253)		(290)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,038)		(3,105)	(6,186)		(6,285)
Other income	429		138	550		554
Other expense	(529)		(142)	(798)		(334)
Financial interest on debt	(572)		(501)	(1,034)		(967)
Financial income and expense from cash & cash equivalents	130		69	189		156
Cost of net debt	(442)		(432)	(845)		(811)
Other financial income	231		265	350		374
Other financial expense	(136)		(131)	(271)		(261)
Net income (loss) from equity affiliates	1,944		740	3,805		1,260
Income taxes	(5,274)		(1,485)	(9,998)		(2,931)
Consolidated net income	9,885		3,551	18,938		6,613
TotalEnergies share	9,796		3,463	18,773		6,466
Non-controlling interests	89		88	165		147
Adjustments
Business segment information
Sales	(15)		(9)	(3)		(44)
Revenues from sales	(15)		(9)	(3)		(44)
Purchases, net of inventory variation	580		389	1,694		1,280
Other operating expenses	(421)		(9)	(635)		(21)
Exploration costs				(725)
Depreciation, depletion and impairment of tangible assets and mineral interests	(64)		(16)	(595)		(161)
Other income			85	22		27
Other expense	(776)		(156)	(2,797)		(623)
Financial income and expense from cash & cash equivalents	115		8	270		16
Cost of net debt	115		8	270		16
Other financial income				84
Net income (loss) from equity affiliates	(3,490)		(1,420)	(5,308)		(1,059)
Income taxes	(10)		(124)	(90)		(317)
Consolidated net income	(4,081)		(1,252)	(8,083)		(902)
TotalEnergies share	(4,104)		(1,257)	(8,137)		(916)
Non-controlling interests	$ 23		$ 5	$ 54		$ 14